Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,034	$ 3,282
Fair value of plan assets	1,186	2,386
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 565	$ 552